NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD ($)		4 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Nature And Continuance Of Operations [Abstract]
Net loss	$ (8,650,763)	$ (78,717)	$ (8,650,763)	$ (480,377)
Deficit	(9,209,857)		(9,209,857)	(559,094)
Working capital	$ 19,399,795		$ 19,399,795	$ 727,293